LOSSES PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
17.	LOSSES PER SHARE

Basic and diluted losses per share for each of the years presented is calculated as follows:

	For the years ended
	2016		2017		2018
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Losses per share from continuing operations—basic:
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	(166,352)	(36,974)	(265,563)	(59,172)	(380,701)	(55,371)	(82,216)	(11,958)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	339,429,946	75,442,810	333,909,823	74,400,299	344,510,993	344,510,993	74,400,299	74,400,299
Denominator used for losses per share	339,429,946	75,442,810	333,909,823	74,400,299	344,510,993	344,510,993	74,400,299	74,400,299
Losses per share from continuing operations — basic	(0.49)	(0.49)	(0.80)	(0.80)	(1.13)	(0.164)	(1.13)	(0.164)

Losses per share from continuing operations—diluted:
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited’s ordinary shareholders used in calculating loss per ordinary share— diluted	(166,352)	(36,974)	(265,563)	(59,172)	(380,701)	(55,371)	(82,216)	(11,958)
Reallocation of net loss from continuing operations attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	(36,974)	-	(59,172)	-	(82,216)	(11,958)	-	-
Net loss from continuing operations attributable to ordinary shareholders	(203,326)	(36,974)	(324,735)	(59,172)	(462,917)	(67,329)	(82,216)	(11,958)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	339,429,946	75,442,810	333,909,823	74,400,299	344,510,993	344,510,993	74,400,299	74,400,299
Conversion of Class B to Class A ordinary shares	75,442,810	-	74,400,299	-	74,400,299	74,400,299	-	-
Share options	—	-	-	-	-	-	-	-
Denominator used for losses per share	414,872,756	75,442,810	408,310,122	74,400,299	418,911,292	418,911,292	74,400,299	74,400,299
Losses per share from continuing operations—diluted	(0.49)	(0.49)	(0.80)	(0.80)	(1.13)	(0.164)	(1.13)	(0.164)

Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	33,942,995	-	33,390,982	-	34,451,099	34,451,099	-	-
Denominator used for losses per ADS - diluted	41,487,276	-	40,831,012	-	41,891,129	41,891,129	-	-
Losses from continuing operations per ADS – basic	(4.90)	-	(7.95)	-	(11.28)	(1.64)	-	-
Losses from continuing operations per ADS – diluted	(4.90)	-	(7.95)	-	(11.28)	(1.64)	-	-

	For the years ended
	2016		2017		2018
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Income per share from discontinued operations—basic:
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	295	66	6,245	1,391	9,247	1,345	1,997	290

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	339,429,946	75,442,810	333,909,823	74,400,299	344,510,993	344,510,993	74,400,299	74,400,299
Denominator used for income per share	339,429,946	75,442,810	333,909,823	74,400,299	344,510,993	344,510,993	74,400,299	74,400,299
Income per share from discontinued operations — basic	0.001	0.001	0.02	0.02	0.03	0.004	0.03	0.004

Income per share from discontinued operations—diluted:
Numerator:
Allocation of net income from discontinued operations attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share— diluted	295	66	6,245	1,391	9,247	1,345	1,997	290
Reallocation of net income from discontinued operations attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	66	-	1,391	-	1,997	290	-	-
Net income from discontinued operations attributable to ordinary shareholders	361	66	7,636	1,391	11,244	1,635	1,997	290

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic income per share	339,429,946	75,442,810	333,909,823	74,400,299	344,510,993	344,510,993	74,400,299	74,400,299
Conversion of Class B to Class A ordinary shares	75,442,810	-	74,400,299	-	74,400,299	74,400,299	-	-
Share options	-	-	-	-	-	-	-	-
Denominator used for income per share	414,872,756	75,442,810	408,310,122	74,400,299	418,911,292	418,911,292	74,400,299	74,400,299
Losses per share from discontinued operations—diluted	0.001	0.001	0.02	0.02	0.03	0.004	0.03	0.004

Income from discontinued operations per ADS:
Denominator used for income per ADS - basic	33,942,995	-	33,390,982	-	34,451,099	34,451,099	-	-
Denominator used for income per ADS - diluted	41,487,276	-	40,831,012	-	41,891,129	41,891,129	-	-
Income from discontinued operations per ADS – basic	0.01	-	0.19	-	0.27	0.04	-	-
Income from discontinued operations per ADS – diluted	0.01	-	0.19	-	0.27	0.04	-	-